12 Months Ended
Aug. 20, 2015
Federated Managed Pool Series

Federated Corporate Bond Strategy Portfolio (FCSPX)
Federated High-Yield Strategy Portfolio (FHYSX)
Federated International Bond Strategy Portfolio (FIBPX)
Federated International Dividend Strategy Portfolio (FIDPX)
Federated Managed Volatility Strategy Portfolio (FMVPX)
Federated Mortgage Strategy Portfolio (FMBPX)

SUPPLEMENT TO CURRENT PROSPECTUSES

The following items will be effective on December 31, 2015:

1. Under the heading entitled, "Fund Summary Information," please delete the last sentence of the introductory paragraph under the "Performance: BarChart and Table" section and replace it with the following:

"Updated performance information for the Fund is available at www.Federatedinvestors.com under the "Managed Accounts" section of the "Products" tab or by calling 1-800-341-7400."